Schedule of joint operations (consortiums) (Details)	12 Months Ended
Dec. 31, 2021
Consorcio Energetico Cruzeirodo Sul [Member]
OperationsLineItems [Line Items]
Joint operation name	Consórcio Energético Cruzeiro do Sul (Note 18.3)
Copel Ge T [Member]
OperationsLineItems [Line Items]
Consortium members	Copel GeT
Interest	51.00%
Eletrosul Centrais Eletricas S A [Member]
OperationsLineItems [Line Items]
Consortium members	Eletrosul Centrais Elétricas S.A.
Interest	49.00%
Consorcio Empreendedor Baixo Iguacu [Member]
OperationsLineItems [Line Items]
Joint operation name	Consórcio Empreendedor Baixo Iguaçu (Note 18.3)
Interest	30.00%
Copel Ge T 1 [Member]
OperationsLineItems [Line Items]
Consortium members	Copel GeT
Geracao Ceu Azul S A [Member]
OperationsLineItems [Line Items]
Consortium members	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)
Interest	70.00%
Consorcio Copel Energiaa Gas Natural [Member]
OperationsLineItems [Line Items]
Joint operation name	Consórcio Copel Energia a Gás Natural (a)
Changes in Equity Attributable to Non-Controlling Shareholders
OperationsLineItems [Line Items]
Consortium members	Copel
Interest	49.00%
Shell Brasil Petroleo Ltda [Member]
OperationsLineItems [Line Items]
Consortium members	Shell Brasil Petróleo Ltda.
Interest	51.00%
Consorcio Parana I P [Member]
OperationsLineItems [Line Items]
Joint operation name	Consórcio Paraná IP (b)
Copel 1 [Member]
OperationsLineItems [Line Items]
Consortium members	Copel
Consorcio B R C [Member]
OperationsLineItems [Line Items]
Consortium members	Consórcio BRC
Interest	51.00%